Net (Loss) Income Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net (Loss) Income Per Common Share
Net (Loss) Income Per Common Share

3. Net (Loss) Income Per Common Share

        The following table sets forth the computation of basic and diluted net income loss per common share for the periods indicated:

	Nine Months Ended September 30,
	2014	2013
Basic and diluted net (loss) income per common share calculation:
Net (loss) income	$(11,828,468)	$(8,543,847)
Less: Undistributed earnings allocated to participating securities	—	—

Net loss attributable to common stockholders	$(11,828,468)	$(8,543,847)

Weighted-average number of common shares:
Basic	971,439	556,220
Diluted	971,439	556,220
Net (loss) income per common share:
Basic	$(12.18)	$(15.36)
Diluted	$(12.18)	$(15.36)

        The following outstanding securities at September 30, 2014 and 2013 have been excluded from the computation of diluted weighted shares outstanding, as their effects on net (loss) income per share would have been anti-dilutive:

	Nine Months Ended September 30,
	2014	2013
Stock options	1,488,174	1,484,072
Warrants	45,468	45,468
Convertible preferred stock	—	9,491,680

Total	1,533,642	11,021,220

3. Net Income Per Common Share

        The following table sets forth the computation of basic and diluted net income per common share for the periods indicated:

	Year Ended December 31,
	2013	2012
Net income	$1,161,898	$223,086
Less: Undistributed earnings allocated to participating securities	(1,161,898)	(223,086)

Net income attributable to common stockholders—basic and diluted	—	—
Weighted average common shares—basic and diluted	563,136	542,320

	$0.00	$0.00

        Diluted net income per share for the years presented do not reflect the following potential common shares, as the effect would be antidilutive:

	Year Ended December 31,
	2013	2012
Stock options	1,291,917	1,907,568
Restricted stock units	391,304	—
Warrants	45,468	46,751
Convertible preferred stock	9,491,680	9,491,680

Total	11,220,369	11,445,999